LOANS HELD-FOR-INVESTMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of Allowance for Financing Receivable
The Company’s loans
held-for-investment
consisted of the following as of June 30, 2021 and December 31, 2020 (dollar amounts in thousands):

	As of June 30, 2021	As of December 31, 2020
Mezzanine loans	$—	$147,475
Senior loans	872,188	341,546

Total CRE loans held-for-investment and related receivables, net	872,188	489,021
Broadly syndicated loans	484,059	473,603

Loans held-for-investment and related receivables, net	$1,356,247	$962,624

Less: Allowance for credit losses	$(13,011)	$(70,358)

Total loans held-for-investment and related receivable, net	$1,343,236	$892,266

The following table details overall statistics for the Company’s loans held-for-investment
as of June 30, 2021 and December 31, 2020 (dollar amounts in thousands):

	CRE Loans (1) (2)		Broadly Syndicated Loans
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
Number of loans	10	12	237	194
Principal balance	$882,505	$481,438	$487,121	$477,777
Net book value	$865,722	$428,393	$477,514	$463,873
Weighted-average interest rate	4.2%	7.5%	3.6%	3.8%
Weighted-average maximum years to maturity	2.6	2.2	5.0	4.9

(1)	As of June 30, 2021, 100% of the Company’s CRE loans by principal balance earned a floating rate of interest, primarily indexed to U.S. dollar LIBOR.
(2)	Maximum maturity date assumes all extension options are exercised by the borrower; however, the Company’s CRE loans may be repaid prior to such date.

Activity relating to the Company’s loans

held-for-investment

portfolio was as follows (dollar amounts in thousands):

	Principal Balance	Deferred Fees / Other Items (1)	Loan Fees Receivable	Net Book Value
Balance, December 31, 2020	$959,215	$(74,116)	$7,167	$892,266
Loan originations and acquisitions	681,580	—	—	681,580
Cure payments receivable (2)	—	(7,351)	—	(7,351)
Sale of loans	(36,664)	311	—	(36,353)
Principal repayments received	(97,716)	257	—	(97,459)
Capitalized interest (2)	(9,469)	—	—	(9,469)
Deferred fees and other items	—	(5,886)	—	(5,886)
Accretion and amortization of fees and other items	—	(783)	—	(783)
Foreclosure of assets (2)	(127,320)	3,831	(7,167)	(130,656)
Allowance for credit losses (3)	—	57,347	—	57,347

Balance, June 30, 2021	$1,369,626	$(26,390)	$—	$1,343,236

(1)	Other items primarily consist of allowance for credit losses (as discussed below), purchase discounts or premiums, accretion of exit fees and deferred origination expenses.
(2)	During the six months ended June 30, 2021, the Company completed foreclosure of the assets which previously secured its eight mezzanine loans.
(3)
Includes the reversal of the allowance for credit losses related to the mezzanine loans upon foreclosure of the assets which previously secured the loans, as further discussed below in “Allowance for Credit Losses,” partially offset by the increase in allowance for credit losses related to the Company’s loans held-
for-investment
during the six months ended June 30, 2021.

The following table presents the activity in the Company’s allowance for credit losses by loan type for the six months ended June 30, 2021 (dollar amounts in thousands):

	Mezzanine Loans	Senior Loans	Broadly Syndicated Loans	Total
Allowance for credit losses as of December 31, 2020	$58,038	$2,590	$9,730	$70,358
Foreclosure of assets (1)	(58,038)	—	—	(58,038)
Provision for credit losses	—	1,295	(727)	568

Allowance for credit losses as of March 31, 2021	$—	$3,885	$9,003	$12,888

Provision for (reversal of) credit losses	—	2,581	(2,458)	123

Allowance for credit losses as of June 30, 2021	$—	$6,466	$6,545	$13,011

(1)	During the six months ended June 30, 2021, the Company completed foreclosure of the assets which previously secured its eight mezzanine loans.

The Company’s loans held-for-investment consisted of the following as of December 31, 2020 and 2019 (dollar amounts in thousands):

	As of December 31,
	2020	2019
Mezzanine loans	$147,475	$146,060
Senior loans	341,546	152,820

Total CRE loans-held-for-investment and related receivables, net	489,021	298,880
Broadly syndicated loans	473,603	2,750

Loans held-for-investment and related receivables, net	$962,624	$301,630

Less: Allowance for credit losses	$(70,358)	$—

Total loans-held-for-investment and related receivable, net	$892,266	$301,630

The following table details overall statistics for the Company’s loans held-for-investment as of December 31, 2020 and 2019 (dollar amounts in thousands):

	CRE Loans (1) (2)		Broadly Syndicated Loans
	As of December 31,		As of December 31,
	2020	2019	2020	2019
Number of loans	12	11	194	1
Principal balance	$481,438	$297,357	$477,777	$2,750
Net book value	$428,393	$298,880	$463,873	$2,750
Weighted-average interest rate	7.5%	8.9%	3.8%	4.5%
Weighted-average maximum years to maturity	2.2	2.9	4.9	5.2

(1)	As of December 31, 2020, 100% of the Company’s loans by principal balance earned a floating rate of interest, primarily indexed to U.S. dollar LIBOR.
(2)	Maximum maturity date assumes all extension options are exercised by the borrowers; however, the Company’s CRE loans may be repaid prior to such date.
Activity relating to the Company’s loans held-for-investment portfolio was as follows for the years ended December 31, 2020 and 2019 (dollar amounts in thousands):

	Principal Balance	Deferred Fees / Other Items (1)	Loan Fees Receivable	Net Book Value
Balance, January 1, 2019	$89,679	$(6,540)	$6,623	$89,762
Loan originations and acquisitions	219,096	(417)	1,085	219,764
Principal repayments received	(17,186)	—	—	(17,186)
Capitalized interest (2)	8,546	—	—	8,546
Deferred fees and other items	—	(1,531)	(166)	(1,697)
Accretion and amortization of fees and other items	—	2,441	—	2,441

Balance, December 31, 2019	$300,135	$(6,047)	$7,542	$301,630

Loan originations and acquisitions	820,015	(5)	5	820,015
Cure payments receivable (3)	—	7,351	—	7,351
Sale of loans	(42,031)	1,392	—	(40,639)
Principal repayments received (4)	(119,443)	—	—	(119,443)
Capitalized interest (2)	539	—	—	539
Deferred fees and other items	—	(8,969)	(380)	(9,349)
Accretion and amortization of fees and other items	—	2,520	—	2,520
Allowance for credit losses (5)	—	(70,358)	—	(70,358)

Balance, December 31, 2020	$959,215	$(74,116)	$7,167	$892,266

(1)	Other items primarily consist of purchase discounts or premiums, accretion of exit fees and deferred origination expenses.
(2)	Represents accrued interest on loans whose terms do not require a current cash payment of interest.
(3)
Represents operating expenses related to the mezzanine loans paid by the Company on the borrower’s behalf in connection with the foreclosure proceedings that commenced during the year ended December 31, 2020, as further discussed below in “Allowance for Credit Losses.”

(4)	Includes the repayment of a $40.8 million senior loan prior to the maturity date.
(5)
Includes the initial allowance for credit losses against the loans held-for-investment recorded on January 1, 2020 and the increase in allowance for credit losses related to its loans held-for-investment during the year ended December 31, 2020, as further discussed below in “Allowance for Credit Losses.”

The following table presents the activity in the Company’s allowance for credit losses by loan type for the year ended December 31, 2020 (dollar amounts in thousands):

	Mezzanine Loans	Senior Loans	Broadly Syndicated Loans	Total
Allowance for credit losses as of December 31, 2019	$—	$—	$—	$—
Transition adjustment on January 1, 2020	1,494	468	40	2,002
Provision for credit losses	13,047	341	4,389	17,777

Allowance for credit losses as of March 31, 2020	14,541	809	4,429	19,779
Provision for credit losses	6,728	(317)	1,494	7,905

Allowance for credit losses as of June 30, 2020	21,269	492	5,923	27,684
Provision for credit losses	3,601	1,390	2,364	7,355

Allowance for credit losses as of September 30, 2020	24,870	1,882	8,287	35,039
Provision for credit losses	33,168	708	1,443	35,319

Allowance for credit losses as of December 31, 2020	$58,038	$2,590	$9,730	$70,358

Schedule of Financing Receivable Credit Quality Indicators	The following table presents the net book value of the Company’s loans held-for-investment
portfolio as of June 30, 2021 by year of origination, loan type, and risk rating (dollar amounts in thousands):

	Number of Loans	Amortized Cost of Loans Held-For-Investment by Year of Origination (1) As of June 30, 2021
		2021	2020	2019	Total
Senior loans by internal risk rating:
1	—	$—	$—	$—	$—
2	—	—	—	—	—
3	10	521,699	234,248	116,241	872,188
4	—	—	—	—	—
5	—	—	—	—	—

Total senior loans	10	521,699	234,248	116,241	872,188

Broadly syndicated loans by internal risk rating:
1	—	—	—	—	—
2	3	—	6,889	—	6,889
3	233	120,536	349,670	3,050	473,256
4	1	—	3,914	—	3,914
5	—	—	—	—	—

Total broadly syndicated loans	237	120,536	360,473	3,050	484,059

Less: Allowance for credit losses					(13,011)

Total loans held-for-investment and related receivables, net	247				$1,343,236

Weighted Average Risk Rating (2)					3.0

(1)	Date loan was originated or acquired by the Company. Origination dates are subsequently updated to reflect material loan modifications.
(2)	Weighted average risk rating calculated based on carrying value at period end.

The Company’s primary credit quality indicator is its risk ratings, which are further discussed above. The following table presents the net book value of the Company’s loans-held-for-investment portfolio as of December 31, 2020 by year of origination, loan type, and risk rating (dollar amounts in thousands):

		Amortized Cost of Loans Held-For-Investment by Year of Origination (1)
		As of December 31, 2020
	Number of Loans	2020	2019	2018	Total
Mezzanine loans by internal risk rating:
1	—	$—	$—	$—	$—
2	—	—	—	—	—
3	—	—	—	—	—
4	—	—	—	—	—
5	8	—	57,045	90,430	147,475

Total mezzanine loans	8	—	57,045	90,430	147,475

Senior loans by internal risk rating:
1	—	—	—	—	—
2	—	—	—	—	—
3	4	225,822	115,724	—	341,546
4	—	—	—	—	—
5	—	—	—	—	—

Total senior loans	4	225,822	115,724	—	341,546

Broadly syndicated loans by internal risk rating:
1	—	—	—	—	—
2	3	6,880	—	—	6,880
3	189	456,711	2,739	—	459,450
4	2	7,273	—	—	7,273
5	—	—	—	—	—

Total broadly syndicated loans	194	470,864	2,739	—	473,603

Less: Allowance for credit losses					(70,358)

Total loans-held-for-investment and related receivables, net	206				$892,266

Weighted Average Risk Rating (2)					3.3

(1)	Date loan was originated or acquired by the Company. Origination dates are subsequently updated to reflect material loan modifications.
(2)	Weighted average risk rating calculated based on carrying value at period end.